Provision for Employee Benefits - Schedule of Changes in Present Value of Defined Benefit Obligations (Details) - Jubilee Plan - EUR (€) € in Thousands	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligations at the beginning of the year/period	€ 2,374	€ 2,480
Current service cost	557	145
Interest on defined obligations	56	11
Benefits paid	€ (271)	€ (262)